SHORT TERM INVESTMENT	12 Months Ended
Dec. 31, 2019
SHORT TERM INVESTMENT
SHORT TERM INVESTMENT

5.     SHORT TERM INVESTMENT

Short-term investments comprised of available-for-sale debt securities including wealth management products issued by commercial banks and other financial institutions. As of December 31, 2018 and 2019, the Group held short term investment amounting to RMB50,000 and nil, respectively, with no unrealized gains or losses was recorded in “Accumulated other comprehensive loss”. There was no other-than-temporary impairment for the years ended December 31, 2018 and 2019.